Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of the related offerings is $6,000,000,000 (comprised of $3,500,000,000 of the Fixed/Floating Rate Senior Notes Due 2032 and $2,500,000,000 of the Fixed/Floating Rate Senior Notes Due 2047).

Narrative - Max Aggregate Offering Price	$ 6,000,000,000
Final Prospectus	true